Related party transactions and balances	12 Months Ended
Dec. 31, 2012
Related party transactions and balances

13. Related party transactions and balances

(a) Related party transactions

The discontinued components entered into certain transactions with its related parties. Management believes that these related party transactions were conducted at normal commercial terms. For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2010, 2011 and 2012:

Discontinued operations:		Years Ended December 31,
	Note	2010	2011	2012
Revenue from provision of advertising services	(i)	$55	$45	$32
Expenses for leases of advertising space	(ii)	$643	$—	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

(b) Amounts due to related parties

Continuing operations:		As of December 31,
	Note	2011	2012
Board member fee	(i)	$—	$110
Operating expenses paid on behalf of the Group	(ii)	174	—

		$174	$110

Notes:

(i)	Represents board member fees due to certain board members of the Company.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.